CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
OPERATING EXPENSES
Research and development (Note 19)	$ 6,696,234	$ 4,873,335	$ 5,726,366
Financing costs (Note 8)	602,744	911,959	784,583
General and administration (Note 19)	5,473,486	5,928,671	5,140,921
Total operating expenses	(12,772,464)	(11,713,965)	(11,651,870)
Foreign exchange	7,845	1,417	(36,497)
Interest income	26,251	42,734	0
Loss on disposal of equipment (Note 6)	0	(83,692)	0
Gain on derivative liability (Note 9)	1,469	151,095	7,305,746
Gain on acquisition of Realm Therapeutics plc (Note 4)	2,332,954	0	0
Loss for the year before taxes	(10,403,945)	(11,602,411)	(4,382,621)
Income tax expense (Note 14)	(37,920)	(27,029)	(116,391)
Loss and comprehensive loss for the year	$ (10,441,865)	$ (11,629,440)	$ (4,499,012)
Basic and diluted loss per common share (in dollars per share)	$ (1.24)	$ (2.55)	$ (3.09)
Weighted average number of common shares outstanding - basic and diluted (in shares)	8,433,441	4,566,519	1,454,936